JOINT VENTURES AND ASSOCIATES - Share of profit (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	$ 360,155	$ 2,052,296	$ (226,163)	$ 3,560,967
Trigall Genetics S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	325,384	522,143	(452,814)	506,840
Synertech Industrias S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss	$ 34,771	1,654,865	$ 226,651	3,178,839
Moolec Science S.A.
JOINT VENTURES AND ASSOCIATES
Share of profit or loss		$ (124,712)		$ (124,712)